CERTAIN TRANSACTIONS (Details) $ in Millions, € in Billions, SFr in Billions			3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($)	Oct. 03, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2016 CHF (SFr)	Sep. 30, 2015 USD ($)
Noncash Or Part Noncash Acquisitions [Line Items]
Japanese Business Venture Minority Interest	$ 1,600		$ 1,600		$ 1,600
Acquisition costs			$ 43	$ 61	101			$ 194
Proceeds From Sale Of The Business					$ 1,218
Shares Adjusted DiscountRate	5.80%		5.80%		5.80%
Non Cash Consideration	$ 1,800		$ 1,800		$ 1,800
Rimsa [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Total consideration		$ 2,300
Acquisition Cash Consideration		$ 2,300
Gross Contractual Amount Receivable					47
Receivable Not Expected To Be Collected					3
Actavis [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Net Debt Proceeds					20,300
Cash On Hand Consideration					8,100
Debt Issuance Costs	100
Total Equity Issuance Costs	200
Acquisition costs	$ 101				48
Gross Contractual Amount Receivable					3,081
Receivable Not Expected To Be Collected					$ 85
Research And Development in-process inherent risk in the project	9.00%		9.00%		9.00%
Litigation Matters Assumed By Teva					$ 509
Working Capital Adjustments					223
Business Contributed Revenues					887
Net Loss					94
Net Gain Teva From Products					693
Goodwill Disposal					126
Proceeds From Sale Of The Business					527
Other Current Assets Related To Divestitures	$ 1,932		$ 1,932		$ 1,932
Weighted Average Amortization Period	The weighted average amortization period of the acquired product rights is 12 years.
Transactions Costs	$ 133		$ 80
Actavis Therty Year Notes [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
The Effective average interest rate of the newly issued notes	2.32%		2.32%		2.32%
Actavis Debt Issuances Cur Dolar [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt					$ 15,000
Actavis Debt Issuances Cur Euro [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | €						€ 4
Actavis Debt Issuances Cur Chf [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt | SFr							SFr 1
Actavis Debt Issuances Cur Total [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Proceeds From Issuance Of Debt					20,400
Anda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Cash Consideration					500
Other Treansactions [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Transactions Costs	$ 25
Regeneron [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Research And Development Costs					1,000
Upfront Payment					250
Celltrion [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Payment	160		$ 160		160
Refundable Payment	$ 60		$ 60		$ 60
Takeda [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Weighted Average Amortization Period					15	15	15